Label	Element	Value
C000077745 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	31.60%	[1]
C000077745 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%	[1]
C000077745 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.60%	[1]
C000077745 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.20%	[1]
C000077745 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.00%	[1]
C000077745 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[1]
C000028938 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	10.70%	[2]
C000028938 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%	[2]
C000028938 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	26.40%	[2]
C000028938 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.10%	[2]
C000028938 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.90%	[2]
C000028938 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.60%	[2]
C000183920 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	17.50%	[3]
C000183920 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%	[3]
C000183920 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	26.40%	[3]
C000183920 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	14.30%	[3]
C000183920 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.60%	[3]
C000183920 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	5.10%	[3]
C000083516 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.60%	[4]
C000083516 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	39.20%	[4]
C000083516 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%	[4]
C000083516 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[4]
C000083516 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	34.00%	[4]
C000137974 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.90%	[5]
C000137974 [Member] | Standard & Poor's, BB+ Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%	[5]
C000137974 [Member] | Standard & Poor's, BBB- Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.20%	[5]
C000137974 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	44.90%	[5]
C000137974 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.10%	[5]
C000137974 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.10%	[5]
C000137963 [Member] | Standard & Poor's, D Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%	[6]
C000137963 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.90%	[6]
C000137963 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.00%	[6]
C000137963 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.70%	[6]
C000137963 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%	[6]
C000137963 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.80%	[6]
C000137963 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.80%	[6]
C000137963 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	14.10%	[6]
C000137973 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.90%	[7]
C000137973 [Member] | Standard & Poor's, BB+ Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%	[7]
C000137973 [Member] | Standard & Poor's, BBB- Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.20%	[7]
C000137973 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	44.90%	[7]
C000137973 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.10%	[7]
C000137973 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.10%	[7]
C000137972 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.90%	[8]
C000137972 [Member] | Standard & Poor's, BB+ Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%	[8]
C000137972 [Member] | Standard & Poor's, BBB- Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.20%	[8]
C000137972 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	44.90%	[8]
C000137972 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.10%	[8]
C000137972 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.10%	[8]
C000183916 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	17.50%	[9]
C000183916 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%	[9]
C000183916 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	26.40%	[9]
C000183916 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	14.30%	[9]
C000183916 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.60%	[9]
C000183916 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	5.10%	[9]
C000077704 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	10.70%	[10]
C000077704 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%	[10]
C000077704 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	26.40%	[10]
C000077704 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.10%	[10]
C000077704 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.90%	[10]
C000077704 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.60%	[10]
C000137961 [Member] | Standard & Poor's, D Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%	[11]
C000137961 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.90%	[11]
C000137961 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.00%	[11]
C000137961 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.70%	[11]
C000137961 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%	[11]
C000137961 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.80%	[11]
C000137961 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.80%	[11]
C000137961 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	14.10%	[11]
C000077666 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.60%	[12]
C000077666 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	39.20%	[12]
C000077666 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%	[12]
C000077666 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[12]
C000077666 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	34.00%	[12]
C000114878 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	10.70%	[13]
C000114878 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%	[13]
C000114878 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	26.40%	[13]
C000114878 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.10%	[13]
C000114878 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.90%	[13]
C000114878 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.60%	[13]
C000028924 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.60%	[14]
C000028924 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	39.20%	[14]
C000028924 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%	[14]
C000028924 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[14]
C000028924 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	34.00%	[14]
C000137959 [Member] | Standard & Poor's, D Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%	[15]
C000137959 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.90%	[15]
C000137959 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.00%	[15]
C000137959 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.70%	[15]
C000137959 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%	[15]
C000137959 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.80%	[15]
C000137959 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.80%	[15]
C000137959 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	14.10%	[15]
C000077665 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.60%	[16]
C000077665 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	39.20%	[16]
C000077665 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%	[16]
C000077665 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[16]
C000077665 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	34.00%	[16]
C000077746 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	31.60%	[17]
C000077746 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%	[17]
C000077746 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.60%	[17]
C000077746 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.20%	[17]
C000077746 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.00%	[17]
C000077746 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[17]
C000183917 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	17.50%	[18]
C000183917 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%	[18]
C000183917 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	26.40%	[18]
C000183917 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	14.30%	[18]
C000183917 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.60%	[18]
C000183917 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	5.10%	[18]
C000077664 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.60%	[19]
C000077664 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	39.20%	[19]
C000077664 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%	[19]
C000077664 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[19]
C000077664 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	34.00%	[19]
C000137962 [Member] | Standard & Poor's, D Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%	[20]
C000137962 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.90%	[20]
C000137962 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.00%	[20]
C000137962 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.70%	[20]
C000137962 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%	[20]
C000137962 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.80%	[20]
C000137962 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.80%	[20]
C000137962 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	14.10%	[20]
C000183919 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	17.50%	[21]
C000183919 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%	[21]
C000183919 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	26.40%	[21]
C000183919 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	14.30%	[21]
C000183919 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.60%	[21]
C000183919 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	5.10%	[21]
C000028954 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	31.60%	[22]
C000028954 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%	[22]
C000028954 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.60%	[22]
C000028954 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.20%	[22]
C000028954 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.00%	[22]
C000028954 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[22]
C000183915 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	17.50%	[23]
C000183915 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%	[23]
C000183915 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	26.40%	[23]
C000183915 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	14.30%	[23]
C000183915 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.60%	[23]
C000183915 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	5.10%	[23]
C000077703 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	10.70%	[24]
C000077703 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%	[24]
C000077703 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	26.40%	[24]
C000077703 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.10%	[24]
C000077703 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.90%	[24]
C000077703 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.60%	[24]
C000183914 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	17.50%	[25]
C000183914 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%	[25]
C000183914 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	26.40%	[25]
C000183914 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	14.30%	[25]
C000183914 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.60%	[25]
C000183914 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	5.10%	[25]
C000083525 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	10.70%	[26]
C000083525 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%	[26]
C000083525 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	26.40%	[26]
C000083525 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.10%	[26]
C000083525 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.90%	[26]
C000083525 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.60%	[26]
C000137964 [Member] | Standard & Poor's, D Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%	[27]
C000137964 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.90%	[27]
C000137964 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.00%	[27]
C000137964 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.70%	[27]
C000137964 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%	[27]
C000137964 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.80%	[27]
C000137964 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.80%	[27]
C000137964 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	14.10%	[27]
C000137978 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.90%	[28]
C000137978 [Member] | Standard & Poor's, BB+ Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%	[28]
C000137978 [Member] | Standard & Poor's, BBB- Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.20%	[28]
C000137978 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	44.90%	[28]
C000137978 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.10%	[28]
C000137978 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.10%	[28]
C000077744 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	31.60%	[29]
C000077744 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%	[29]
C000077744 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.60%	[29]
C000077744 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.20%	[29]
C000077744 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.00%	[29]
C000077744 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[29]
C000077668 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.60%	[30]
C000077668 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	39.20%	[30]
C000077668 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%	[30]
C000077668 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[30]
C000077668 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	34.00%	[30]
C000137977 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.90%	[31]
C000137977 [Member] | Standard & Poor's, BB+ Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%	[31]
C000137977 [Member] | Standard & Poor's, BBB- Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.20%	[31]
C000137977 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	44.90%	[31]
C000137977 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.10%	[31]
C000137977 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.10%	[31]
C000083536 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	31.60%	[32]
C000083536 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%	[32]
C000083536 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.60%	[32]
C000083536 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.20%	[32]
C000083536 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.00%	[32]
C000083536 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[32]
C000137958 [Member] | Standard & Poor's, D Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%	[33]
C000137958 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.90%	[33]
C000137958 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.00%	[33]
C000137958 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.70%	[33]
C000137958 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%	[33]
C000137958 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.80%	[33]
C000137958 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.80%	[33]
C000137958 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	14.10%	[33]
C000077667 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.60%	[34]
C000077667 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	39.20%	[34]
C000077667 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%	[34]
C000077667 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[34]
C000077667 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	34.00%	[34]
C000183913 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	17.50%	[35]
C000183913 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%	[35]
C000183913 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	26.40%	[35]
C000183913 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	14.30%	[35]
C000183913 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.60%	[35]
C000183913 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	5.10%	[35]
C000077702 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	10.70%	[36]
C000077702 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%	[36]
C000077702 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	26.40%	[36]
C000077702 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.10%	[36]
C000077702 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.90%	[36]
C000077702 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.60%	[36]
C000114884 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	31.60%	[37]
C000114884 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%	[37]
C000114884 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.60%	[37]
C000114884 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.20%	[37]
C000114884 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.00%	[37]
C000114884 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[37]
C000077701 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	10.70%	[38]
C000077701 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%	[38]
C000077701 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	26.40%	[38]
C000077701 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.10%	[38]
C000077701 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.90%	[38]
C000077701 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.60%	[38]
C000151361 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.90%	[39]
C000151361 [Member] | Standard & Poor's, BB+ Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%	[39]
C000151361 [Member] | Standard & Poor's, BBB- Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.20%	[39]
C000151361 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	44.90%	[39]
C000151361 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.10%	[39]
C000151361 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.10%	[39]
C000077743 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	31.60%	[40]
C000077743 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%	[40]
C000077743 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.60%	[40]
C000077743 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.20%	[40]
C000077743 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.00%	[40]
C000077743 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[40]
C000137976 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.90%	[41]
C000137976 [Member] | Standard & Poor's, BB+ Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%	[41]
C000137976 [Member] | Standard & Poor's, BBB- Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.20%	[41]
C000137976 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	44.90%	[41]
C000137976 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.10%	[41]
C000137976 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.10%	[41]
C000077742 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	31.60%	[42]
C000077742 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%	[42]
C000077742 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.60%	[42]
C000077742 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.20%	[42]
C000077742 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.00%	[42]
C000077742 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[42]
C000137975 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.90%	[43]
C000137975 [Member] | Standard & Poor's, BB+ Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.10%	[43]
C000137975 [Member] | Standard & Poor's, BBB- Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	3.20%	[43]
C000137975 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	44.90%	[43]
C000137975 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.10%	[43]
C000137975 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	6.10%	[43]
C000137960 [Member] | Standard & Poor's, D Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%	[44]
C000137960 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.90%	[44]
C000137960 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.00%	[44]
C000137960 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	11.70%	[44]
C000137960 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%	[44]
C000137960 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.80%	[44]
C000137960 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.80%	[44]
C000137960 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	14.10%	[44]
C000114871 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.60%	[45]
C000114871 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	39.20%	[45]
C000114871 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%	[45]
C000114871 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[45]
C000114871 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	34.00%	[45]

[1]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[2]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[3]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[4]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[5]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[6]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[7]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[8]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[9]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[10]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[11]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[12]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[13]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[14]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[15]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[16]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[17]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[18]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[19]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[20]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[21]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[22]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[23]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[24]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[25]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[26]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[27]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[28]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[29]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[30]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[31]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[32]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[33]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[34]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[35]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[36]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[37]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[38]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[39]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[40]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[41]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[42]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[43]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[44]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[45]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.